ACQUISITION OF MINERA KOLPA - Disclosure of detailed information about consideration paid as part of the purchase price (Details) - Minera Kolpa [Member] $ in Millions	Apr. 30, 2025 USD ($) Share
Disclosure of detailed information about business combination [line items]
Cash consideration transferred to and on behalf of vendors as per the share purchase agreement	$ 78.0
Company's common shares transferred (14,075,357 shares)	$ 48.4
Number of common shares transferred | Share	14,075,357
Fair value of the contingent payment payable in cash upon occurrence of certain events	$ 7.9
Total consideration transferred as purchase price	$ 134.3